Finance Expense - Summary of Finance Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance Cost [Abstract]
Interest expense	$ (4.1)	$ (3.6)
Lease liability interest (i)	(1.4)	0.0
Accretion on reclamation provision	(8.9)	(6.7)
Interest income	12.6	7.8
Other (i)	(2.0)	0.0
Finance expense	3.8	2.5
Interest costs incurred	$ 9.5	$ 0.0